Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring
Note 18.	Restructuring

Restructuring charges consist of costs associated with the 2012/13 restructuring and the 2013/14 restructuring. These charges include employee severance pay and related costs, facility restructuring costs, contract termination and other non-cash charges associated with the exit of facilities, as well as reversals of restructuring charges arising from changes in estimates.

For the years ended December 31, 2012, and 2013, restructuring charges were comprised of the following:

	Year Ended December 31,
	2012	2013
	2012/13 restruc- turing	2012/13 restruc- turing	2013/14 restruc- turing	Total
Employee severance pay and related costs	$2,885	$1,007	$1,894	$2,901
Non-cancelable lease, contract termination, and other charges	975	652	—	652
Other non-cash charges	1,286	—	526	526

Total restructuring charges	$5,146	$1,659	$2,420	$4,079

2013/14 Restructuring

During the financial year 2013, the Company made a decision to mitigate risks connected with third party search distribution activities following Google’s guideline changes earlier in 2013. This decision involves a controlled exit from third party search distribution activities and a realignment of the Company’s resources towards mobile and industry partnerships. As part of this restructuring, the Company initiated a further rationalization of its global operations, involving a transfer of business activities to different locations and targeted headcount reductions.

Restructuring related costs in 2013 totaled $2,420, of which $101 was included in the cost of revenue, $1,079 in sales and marketing, $729 in research and development and $511 in general and administrative. Future restructuring charges relating to the 2013/14 restructuring are estimated at $1,517, of which $39 relates to severance pay and $1,478 relates to non-cash charges.

The following table summarizes the restructuring accruals in the rationalization of operations related liabilities:

Severance and other benefits
Balance at January 1, 2013	$—
Costs incurred and charged to expense	1,894
Costs paid or otherwise settled	(669)

Balance at December 31, 2013	$1,225

Cumulative costs incurred to date	$1,894

2012/13 Restructuring

During the financial year 2012, the Company initiated a rationalization of the Company’s global operations, involving a wind down of its subsidiaries in Germany, China and Hong Kong, while their business activities were absorbed by other AVG entities. The Company completed the rationalization of operations during the second quarter of financial year 2013.

Restructuring related costs in 2012 and 2013 totaled $5,146 and $1,659, respectively, of which, $57 and $(7) were included in the cost of revenue, $1,494 and $658 in sales and marketing, $1,222 and $167 in research and development and $2,373 and $841 in general and administrative. Future restructuring charges relating to the 2012/13 restructuring are estimated to be immaterial.

The following table summarizes the restructuring accruals in the rationalization of operations related liabilities:

	Severance and other benefits	Closure and other contractual liabilities	Total
Balance at January 1, 2012	$—	$—	$—
Costs incurred and charged to expense	2,885	975	3,860
Costs paid or otherwise settled	(411)	—	(411)
Effects of foreign currency exchange	49	18	67

Balance at December 31, 2012	$2,523	$993	$3,516
Costs incurred and charged to expense	1,029	150	1,179
Unwinding	—	122	122
Costs paid or otherwise settled	(3,534)	(532)	(4,066)
Changes in estimates	(22)	380	358
Effects of foreign currency exchange	4	33	37

Balance at December 31, 2013	$—	$1,146	$1,146

Cumulative costs incurred to date	$3,892	$1,627	$5,519